Expense Example {- Fidelity® Total International Equity Fund} - 10.31 Fidelity Total International Equity Fund - AMCIZ PRO-13 - Fidelity® Total International Equity Fund	Dec. 30, 2020 USD ($)
Fidelity Total International Equity Fund-Class A
Expense Example:
1 year	$ 705
3 years	1,030
5 years	1,388
10 years	2,394
Fidelity Total International Equity Fund-Class M
Expense Example:
1 year	507
3 years	888
5 years	1,304
10 years	2,463
Fidelity Total International Equity Fund-Class C
Expense Example:
1 year	313
3 years	720
5 years	1,267
10 years	2,759
Fidelity Total International Equity Fund - Class I
Expense Example:
1 year	112
3 years	391
5 years	699
10 years	1,574
Fidelity Total International Equity Fund-Class Z
Expense Example:
1 year	97
3 years	351
5 years	635
10 years	$ 1,445